Common shares - Stock compensation expense (Details) - Restricted Stock $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
For the year ending December 31, 2023	$ 13,901
For the year ending December 31, 2023	8,132
For the year ending December 31, 2024	3,427
For the year ending December 31, 2025	1,095
Total expected stock compensation expense	26,555
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
For the year ending December 31, 2023	13,198
For the year ending December 31, 2023	7,910
For the year ending December 31, 2024	3,427
For the year ending December 31, 2025	1,095
Total expected stock compensation expense	25,630
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
For the year ending December 31, 2023	703
For the year ending December 31, 2023	222
For the year ending December 31, 2024	0
For the year ending December 31, 2025	0
Total expected stock compensation expense	$ 925